Cash Distributions	6 Months Ended
Jun. 30, 2018
Cash Distributions
Cash Distributions

13. Cash Distributions

        On January 30, 2018, the board of directors of the Partnership approved and declared a quarterly cash distribution, with respect to the quarter ended December 31, 2017, of $0.5235 per common unit. The cash distribution of $22,845 was paid on February 14, 2018 to all unitholders of record as of February 9, 2018.

        On February 8, 2018, the board of directors of the Partnership approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit and a distribution on the Series B Preference Units of $0.33028 per preference unit. The aggregate cash distributions of $4,619 were paid on March 15, 2018, to all unitholders of record as of March 8, 2018.

        On April 26, 2018, the board of directors of the Partnership approved and declared a quarterly cash distribution, with respect to the quarter ended March 31, 2018, of $0.53 per common unit. The cash distribution of $24,272 was paid on May 11, 2018 to all unitholders of record as of May 7, 2018.

        On May 11, 2018, the board of directors of the Partnership approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit and a distribution on the Series B Preference Units of $0.5125 per preference unit. The aggregate cash distributions of $5,457 were paid on June 15, 2018, to all unitholders of record as of June 8, 2018.